Contingent Liabilities (Details) - EUR (€)	Dec. 31, 2021	Aug. 07, 2021	Dec. 31, 2020	Nov. 08, 2018
Stock Option Plan 2016
Contingent Liabilities
Aggregate amount in question	€ 550,000
Universitair Medisch Centrum Utrecht
Contingent Liabilities
Amount in dispute			€ 1,300,000	€ 880,000
Prof. Dr. Peter Bauer
Contingent Liabilities
Aggregate amount in question		€ 42,268.50